Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on Recurring Basis (Details) - Financial Instruments Not Measured at Fair Value on a Recurring Basis - USD ($)
$ in Millions
	Nov. 30, 2016	Nov. 30, 2015
Carrying Value
Assets
Cash and cash equivalents	$ 256	$ 647
Restricted cash	41	7
Long-term other assets	99	119
Total	396	773
Liabilities
Total	9,454	8,787
Carrying Value | Fixed Rate
Liabilities
Debt	5,436	5,193
Carrying Value | Floating Rate
Liabilities
Debt	4,018	3,594
Fair Value | Level 1
Assets
Cash and cash equivalents	256	647
Restricted cash	41	7
Long-term other assets	1	1
Total	298	655
Fair Value | Level 2
Assets
Long-term other assets	68	87
Total	68	87
Liabilities
Total	9,775	9,039
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	5,727	5,450
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	4,048	3,589
Fair Value | Level 3
Assets
Long-term other assets	31	31
Total	$ 31	$ 31